UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-04506
                                                      ---------
                           Phoenix Investment Trust 06
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                Kevin J. Carr, Esq.
         Vice President, Chief Legal Officer         John H. Beers, Esq.
         Counsel and Secretary for Registrant     Vice President and Counsel
           Phoenix Life Insurance Company      Phoenix Life Insurance Company
                 One American Row                     One American Row
              Hartford, CT 06103-2899             Hartford, CT 06103-2899
    -------------------------------------------------------------------------
                 (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Phoenix All-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)




                                      SHARES       VALUE
                                     --------   ------------

DOMESTIC COMMON STOCKS--89.0%

AEROSPACE & DEFENSE--1.3%
United Technologies Corp.              22,000   $  1,430,000

AIR FREIGHT & LOGISTICS--2.8%
FedEx Corp.(e)                         15,000      1,611,450
Pacer International, Inc.(e)           50,000      1,347,000
                                                ------------
                                                   2,958,450
                                                ------------

APPAREL RETAIL--1.4%
TJX Cos., Inc. (The)                   55,000      1,482,800

APPLICATION SOFTWARE--1.4%
Adobe Systems, Inc.(b)(e)              36,000      1,501,200

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
GAMCO Investors, Inc. Class A(e)       50,000      2,166,500

AUTO PARTS & EQUIPMENT--0.3%
LKQ Corp.(b)(e)                        15,000        327,900

AUTOMOTIVE RETAIL--1.3%
Advance Auto Parts, Inc.(e)            35,000      1,349,250

BIOTECHNOLOGY--5.5%
Amgen, Inc.(b)                         21,000      1,173,480
Genentech, Inc.(b)(e)                  19,000      1,560,280
Genzyme Corp.(b)(e)                    23,000      1,380,460
Gilead Sciences, Inc.(b)(e)            22,000      1,683,000
                                                ------------
                                                   5,797,220
                                                ------------

CASINOS & GAMING--0.3%
Century Casinos, Inc.(b)(e)            35,000        288,750

COMMUNICATIONS EQUIPMENT--6.2%
Cisco Systems, Inc.(b)                 64,000      1,633,920
Corning, Inc.(b)(e)                    77,000      1,750,980
QUALCOMM, Inc.                         32,000      1,365,120
SafeNet, Inc.(b)(e)                    65,000      1,839,500
                                                ------------
                                                   6,589,520
                                                ------------

COMPUTER & ELECTRONICS RETAIL--0.9%
Circuit City Stores, Inc.(e)           54,000      1,000,620

COMPUTER HARDWARE--6.2%
Apple, Inc.(b)(e)                      18,000      1,672,380
Avid Technology, Inc.(b)(e)            45,000      1,569,600
Hewlett-Packard Co.                    36,000      1,445,040



                                      SHARES       VALUE
                                     --------   -------------

COMPUTER HARDWARE--(CONTINUED)
Stratasys, Inc.(b)(e)                  45,000   $  1,922,400
                                                ------------
                                                   6,609,420
                                                ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.3%
Caterpillar, Inc.                      20,000      1,340,600

CONSTRUCTION MATERIALS--0.9%
Vulcan Materials Co.                    8,000        931,840

CONSUMER FINANCE--1.1%
American Express Co.                   20,000      1,128,000

DATA PROCESSING & OUTSOURCED SERVICES--2.8%
MasterCard, Inc. Class A(e)            15,000      1,593,600
Western Union Co. (The)                64,000      1,404,800
                                                ------------
                                                   2,998,400
                                                ------------

DEPARTMENT STORES--1.2%
Kohl's Corp.(b)                        17,000      1,302,370

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.9%
Advisory Board Co. (The)(b)(e)         38,400      1,943,808
Corporate Executive Board Co.
  (The)(e)                             15,000      1,139,400
                                                ------------
                                                   3,083,208
                                                ------------

DRUG RETAIL--1.5%
Walgreen Co.                           34,000      1,560,260

GENERAL MERCHANDISE STORES--1.6%
Target Corp.(e)                        28,000      1,659,280

HEALTH CARE EQUIPMENT--3.1%
Medtronic, Inc.                        32,000      1,569,920
Quidel Corp.(b)(e)                    140,000      1,680,000
                                                ------------
                                                   3,249,920
                                                ------------

HEALTH CARE SERVICES--0.3%
Health Grades, Inc.(b)(e)              55,000        345,400

HOME ENTERTAINMENT SOFTWARE--1.2%
Electronic Arts, Inc.(b)(e)            26,000      1,309,360

HOTELS, RESORTS & CRUISE LINES--1.2%
Hilton Hotels Corp.                    37,000      1,330,520

HOUSEHOLD PRODUCTS--1.3%
Colgate-Palmolive Co.                  20,000      1,335,800

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.7%
Monster Worldwide, Inc.(b)             27,000      1,278,990

Phoenix All-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)



                                      SHARES       VALUE
                                     --------   -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--(CONTINUED)
Resources Connection, Inc.(b)(e)       50,000   $  1,599,500
                                                ------------
                                                   2,878,490
                                                ------------

INDUSTRIAL MACHINERY--1.6%
Harsco Corp.                           38,000      1,704,680

INTERNET SOFTWARE & SERVICES--5.1%
CNET Networks, Inc.(b)(e)              90,000        783,900
Internet Capital Group, Inc.(b)(e)     45,000        481,500
j2 Global Communications, Inc.(b)(e)   90,000      2,494,800
WebSense, Inc.(b)(e)                   15,000        344,850
Yahoo!, Inc.(b)(e)                     41,000      1,282,890
                                                ------------
                                                   5,387,940
                                                ------------

INVESTMENT BANKING & BROKERAGE--2.4%
Goldman Sachs Group, Inc. (The)(e)      6,000      1,239,780
Merrill Lynch & Co., Inc.(e)           16,000      1,306,720
                                                ------------
                                                   2,546,500
                                                ------------

IT CONSULTING & OTHER SERVICES--1.2%
Cognizant Technology Solutions
  Corp. Class A(b)(e)                  14,000      1,235,780

LEISURE FACILITIES--1.0%
Life Time Fitness, Inc.(b)(e)          20,000      1,028,200

LEISURE PRODUCTS--0.7%
Polaris Industries, Inc.(e)            14,600        700,508

LIFE SCIENCES TOOLS & SERVICES--0.5%
Nektar Therapeutics(b)(e)              40,000        522,400

MOVIES & ENTERTAINMENT--1.5%
Walt Disney Co. (The)                  46,000      1,583,780

OFFICE SERVICES & SUPPLIES--0.8%
PeopleSupport, Inc.(b)(e)              70,000        801,500

OIL & GAS EQUIPMENT & SERVICES--1.2%
Schlumberger Ltd.                      18,000      1,243,800

PHARMACEUTICALS--5.6%
Abbott Laboratories(e)                 24,000      1,339,200
Johnson & Johnson                      21,000      1,265,460
Medicis Pharmaceutical Corp. Class
  A(e)                                 20,000        616,400
MGI Pharma, Inc.(b)(e)                 30,000        674,100
Sepracor, Inc.(b)(e)                   15,000        699,450
Wyeth                                  28,000      1,400,840
                                                ------------
                                                   5,995,450
                                                ------------

RESTAURANTS--1.5%
Texas Roadhouse, Inc. Class A(b)(e)    20,000      285,000


                                      SHARES       VALUE
                                     --------   -------------

RESTAURANTS--(CONTINUED)
Yum! Brands, Inc.                      22,000   $  1,270,720
                                                ------------
                                                   1,555,720
                                                ------------

SEMICONDUCTOR EQUIPMENT--1.1%
KLA-Tencor Corp.(e)                    21,000      1,119,720

SEMICONDUCTORS--5.2%
Broadcom Corp. Class A(b)(e)           41,000      1,314,870
Microchip Technology, Inc.(e)          35,000      1,243,550
ON Semiconductor Corp.(b)(e)          150,000      1,338,000
Texas Instruments, Inc.                54,000      1,625,400
                                                ------------
                                                   5,521,820
                                                ------------

SOFT DRINKS--4.0%
Hansen Natural Corp.(b)(e)             70,000      2,651,600
PepsiCo, Inc.(e)                       25,000      1,589,000
                                                ------------
                                                   4,240,600
                                                ------------

THRIFTS & MORTGAGE FINANCE--1.0%
Federal Agricultural Mortgage Corp.
  Class C                              40,000      1,088,000

TRADING COMPANIES & DISTRIBUTORS--0.5%
TransDigm Group, Inc.(b)(e)            16,000        582,080

WIRELESS TELECOMMUNICATION SERVICES--1.4%
American Tower Corp. Class A(b)(e)     38,000      1,480,100
------------------------------------------------------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $75,053,075)                     94,293,656
------------------------------------------------------------

FOREIGN COMMON STOCK(c)--9.4%

COMMUNICATIONS EQUIPMENT--1.1%
Research In Motion Ltd. (United
  States)(b)                            9,000      1,228,410

HEAVY ELECTRICAL EQUIPMENT--1.3%
ABB Ltd. Sponsored ADR (Switzerland)   79,000      1,357,220

SEMICONDUCTORS--5.4%
ARM Holdings plc Sponsored ADR
  (United Kingdom)                    420,000      3,297,000
O2Micro International Ltd.
  Sponsored ADR (Taiwan)(b)(e)        305,000      2,409,500
                                                ------------
                                                   5,706,500
                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--1.6%
America Movil S.A. de C.V. ADR
  Series L (Mexico)                    35,000      1,672,650
------------------------------------------------------------

TOTAL FOREIGN COMMON STOCK
(IDENTIFIED COST $7,863,059)                       9,964,780
------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $82,916,134)                    104,258,436
                                                ------------

Phoenix All-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)



                                      SHARES       VALUE
                                     --------   ------------

SHORT-TERM INVESTMENTS--23.6%

MONEY MARKET MUTUAL FUNDS--22.6%
State Street Navigator Prime Plus
  (5.326% seven day effective
  yield)(d)                        23,964,391   $ 23,964,391


                                       PAR
                                      VALUE
                                      (000)        VALUE
                                     --------   ------------

COMMERCIAL PAPER(f)--1.0%
UBS Finance Delaware LLC 5.30%,
  4/2/07                              $ 1,070   $  1,069,842
------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $25,034,233)                     25,034,233
------------------------------------------------------------


TOTAL INVESTMENTS--122.0%
(IDENTIFIED COST $107,950,367)                   129,292,669(a)

Other assets and liabilities, net--(22.0)%       (23,272,083)
                                                ------------
NET ASSETS--100.0%                              $106,020,586
                                                ============



ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,423,901 and gross depreciation of $2,081,599 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $107,950,367.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Represents security purchased with cash collateral received for securities on loan.
(e) All or a portion of security is on loan.
(f) The rate shown is the discount rate.

Phoenix Small-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)




                                      SHARES       VALUE
                                     --------   ------------

DOMESTIC COMMON STOCKS--90.1%

AIR FREIGHT & LOGISTICS--2.3%
Pacer International, Inc.             136,000   $  3,663,840

ALTERNATIVE CARRIERS--2.2%
Cogent Communications Group, Inc.(b)  147,000      3,473,610

APPLICATION SOFTWARE--2.3%
Blackboard, Inc.(b)                   106,000      3,564,780

ASSET MANAGEMENT & CUSTODY BANKS--3.4%
GAMCO Investors, Inc. Class A         125,000      5,416,250

AUTO PARTS & EQUIPMENT--2.3%
LKQ Corp.(b)                          169,000      3,694,340

AUTOMOTIVE RETAIL--1.4%
Advance Auto Parts, Inc.               59,000      2,274,450

BIOTECHNOLOGY--0.6%
Coley Pharmaceutical Group, Inc.(b)    49,000        469,420
NPS Pharmaceuticals, Inc.(b)          147,000        498,330
                                                ------------
                                                     967,750
                                                ------------

CASINOS & GAMING--4.6%
Century Casinos, Inc.(b)              134,000      1,105,500
Multimedia Games, Inc.(b)             105,000      1,249,500
Scientific Games Corp. Class A(b)     118,000      3,873,940
Shuffle Master, Inc.(b)                60,000      1,095,000
                                                ------------
                                                  7,323,940
                                                ------------

COMMUNICATIONS EQUIPMENT--2.5%
SafeNet, Inc.(b)                      139,000      3,933,700

COMPUTER HARDWARE--5.2%
Avid Technology, Inc.(b)               97,000      3,383,360
Stratasys, Inc.(b)                    114,000      4,870,080
                                                ------------
                                                   8,253,440
                                                ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--7.3%
Advisory Board Co. (The)(b)            91,000      4,606,420
Corporate Executive Board Co. (The)    41,000      3,114,360
Huron Consulting Group, Inc.(b)        64,000      3,893,760
                                                ------------
                                                  11,614,540
                                                ------------

EDUCATION SERVICES--1.8%
Strayer Education, Inc.                23,000      2,875,000

                                      SHARES       VALUE
                                     --------   ------------

HEALTH CARE EQUIPMENT--3.3%
Quidel Corp.(b)                       432,000   $  5,184,000

HEALTH CARE SERVICES--0.7%
Health Grades, Inc.(b)                172,000      1,080,160

HEALTH CARE SUPPLIES--0.7%
Immucor, Inc.(b)                       35,000      1,030,050

HOTELS, RESORTS & CRUISE LINES--0.7%
Ambassadors Group, Inc.                33,000      1,096,920

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.4%
Resources Connection, Inc.(b)         119,000      3,806,810

INTERNET RETAIL--0.5%
Stamps.Com, Inc(b)                     57,700        829,149

INTERNET SOFTWARE & SERVICES--11.4%
CNET Networks, Inc.(b)                275,000      2,395,250
Equinix, Inc.(b)                       38,000      3,253,940
Internet Capital Group, Inc.(b)       303,000      3,242,100
j2 Global Communications, Inc.(b)     259,000      7,179,480
Online Resources Corp(b)               84,000        963,480
Switch & Data Facilities Co. Inc.(b)    7,840        142,061
WebSense, Inc.(b)                      34,000        781,660
                                                ------------
                                                  17,957,971
                                                ------------

LEISURE FACILITIES--3.2%
Life Time Fitness, Inc.(b)             79,000      4,061,390
Vail Resorts, Inc.(b)                  17,000        923,610
                                                ------------
                                                   4,985,000
                                                ------------

LEISURE PRODUCTS--2.1%
MarineMax, Inc.(b)                     45,000      1,043,100
Polaris Industries, Inc.               49,000      2,351,020
                                                ------------
                                                   3,394,120
                                                ------------

LIFE SCIENCES TOOLS & SERVICES--2.5%
Nektar Therapeutics(b)                307,000      4,009,420

OFFICE SERVICES & SUPPLIES--2.6%
PeopleSupport, Inc.(b)                352,000      4,030,400

PACKAGED FOODS & MEATS--0.6%
Hain Celestial Group, Inc. (The)(b)    33,000        992,310

PHARMACEUTICALS--5.6%
Barrier Therapeutics, Inc.(b)          41,000        282,900
Medicis Pharmaceutical Corp.
Class A                               103,000      3,174,460

Phoenix Small-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)


                                      SHARES       VALUE
                                     --------   ------------

PHARMACEUTICALS--(CONTINUED)
MGI Pharma, Inc.(b)                   167,000   $  3,752,490
Sepracor, Inc.(b)                      36,000      1,678,680
                                                ------------
                                                   8,888,530
                                                ------------

RESTAURANTS--2.4%
Cheesecake Factory, Inc. (The)(b)      83,000      2,211,950
PF Chang's China Bistro, Inc.(b)       15,000        628,200
Texas Roadhouse, Inc. Class A(b)       62,000        883,500
                                                ------------
                                                   3,723,650
                                                ------------

SEMICONDUCTORS--4.6%
Mindspeed Technologies, Inc.(b)       408,000        885,360
ON Semiconductor Corp.(b)             637,000      5,682,040
Semtech Corp.(b)                       52,000        700,960
                                                ------------
                                                   7,268,360
                                                ------------

SOFT DRINKS--3.9%
Hansen Natural Corp.(b)               164,000      6,212,320

SPECIALTY STORES--1.2%
Guitar Center, Inc.(b)                 43,000      1,940,160

THRIFTS & MORTGAGE FINANCE--1.8%
Federal Agricultural Mortgage Corp.
  Class C                             106,000      2,883,200

TRADING COMPANIES & DISTRIBUTORS--1.5%
TransDigm Group, Inc.(b)               65,000      2,364,700

WIRELESS TELECOMMUNICATION SERVICES--2.5%
InPhonic, Inc.(b)                     367,000      4,000,300
------------------------------------------------------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $97,082,599)                    142,733,170
------------------------------------------------------------

FOREIGN COMMON STOCK(c)--9.3%

APPLICATION SOFTWARE--0.3%
Retalix Ltd. (United States)(b)        25,000        481,750

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Stewart (W.P.) & Co. Ltd. (United
  States)                             126,000      1,268,820

SEMICONDUCTORS--8.2%
ARM Holdings plc Sponsored ADR
  (United Kingdom)                    952,000      7,473,200


                                      SHARES       VALUE
                                     --------   ------------

SEMICONDUCTORS--(CONTINUED)
O2Micro International Ltd.
  Sponsored ADR (Taiwan)(b)           690,800   $  5,457,320
                                                ------------
                                                  12,930,520
                                                ------------
------------------------------------------------------------

TOTAL FOREIGN COMMON STOCK
(IDENTIFIED COST $11,568,384)                     14,681,090
------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $108,650,983)                   157,414,260
                                                ------------


                                       PAR
                                      VALUE
                                      (000)        VALUE
                                     --------   ------------

SHORT-TERM INVESTMENTS--1.0%

COMMERCIAL PAPER(d)--1.0%
UBS Finance Delaware LLC 5.30%,
  4/2/07                              $ 1,535     $1,534,774
------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,534,774)                       1,534,774
------------------------------------------------------------


TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $110,185,757)                   158,949,034(a)

Other assets and liabilities, net--(0.4)%           (647,592)
                                                ------------
NET ASSETS--100.0%                              $158,301,442
                                                ============



ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $54,698,191 and gross depreciation of $5,975,710 for federal income tax purposes. At March 31, 2007, the aggregate cost of securities for federal income tax purposes was $110,226,553.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

PHOENIX INVESTMENT TRUST 06
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Phoenix Investment Trust 06 Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


     A. SECURITY VALUATION

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

          As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


     B. SECURITY TRANSACTIONS AND RELATED INCOME

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

     C. FOREIGN CURRENCY TRANSLATION

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

PHOENIX INVESTMENT TRUST 06
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED) (CONTINUED)


     D. FOREIGN SECURITY COUNTRY DETERMINATION

          A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.



     E. SECURITY LENDING

          Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

          In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

          Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

          At March 31, 2007, the All-Cap Growth Fund and the Small-Cap Growth Fund held securities issued by various companies in the Information Technology sector, comprising 30% and 34% of the total net assets of each Fund, respectively.


NOTE 3--MERGER

          The Board of Trustees has unanimously approved the merger of the Phoenix Nifty Fifty Fund with and into the Phoenix Capital Growth Fund. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board the Phoenix Nifty Fifty Fund will transfer all or substantially all or its assets to the Phoenix Capital Growth Fund, in exchange for shares of the Phoenix Capital Growth Fund and the assumption by Phoenix Capital Growth Fund of all the liabilities of the Phoenix Nifty Fifty Fund. Following the exchange, the Phoenix Nifty Fifty Fund will distribute the shares of the Phoenix Capital Growth Fund to its shareholders pro rata, in liquidation of the Phoenix Nifty Fifty Fund. The merger took place on March 9, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Investment Trust 06
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date May 29, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date May 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date May 29, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.